Subsequent Events - Additional Information (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
	Jan. 31, 2018	Jan. 23, 2018	Jan. 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Loans, borrowings and debentures				R$ 16,926,028	R$ 13,074,133
Rumo S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Expense on stock option plan				R$ 5,859	R$ 3,889
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash received from assignment of credit	R$ 1,340,000
Subsequent event [member] | Working capital bank loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Early settlement of working capital loan		R$ 698,015
Maturity year 2025 [member] | Senior notes due two thousand and twenty five [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans, borrowings and debentures			R$ 1,581,200
Borrowings, maturity			January 2025
Coupon rate			5.88%
Annual interest			6.00%